Acquisition (Tables)	12 Months Ended
Dec. 31, 2016
JA MEMC
Schedule of acquired assets and liabilities based on their estimated fair values at acquisition date

As of June 24, 2014
RMB
Assets acquired:
Cash and cash equivalents	8,426
Other current assets	13,260
Property, plant and equipment, net (1)	83,025

Total assets acquired	104,711

Liabilities
Accounts payable	697
Other liabilities	2

Total liabilities assumed	699

Total fair value of net assets	104,012

(1)	The fair value of property, plant and equipment was recognized and measured at fair value using discounted future cash flow method. Accumulated depreciation was not carried forward.

Jiuzhou Yichang
Schedule of acquired assets and liabilities based on their estimated fair values at acquisition date

As of June 30, 2016
RMB
Assets acquired:
Cash and cash equivalents	2,108
Other current assets	31,032
Project assets (1)	200,187

Total assets acquired	233,327

Liabilities
Accounts payable	13,553
Other liabilities	69,774

Total liabilities assumed	83,327

Total fair value of net assets	150,000

(1)	The fair value of project assets was recognized and measured at fair value using discounted future cash flow method.